Revenue and other operating income (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of revenue sources

(in thousands of USD)	2023				2022
	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total

Pool Revenue	639,778	—	—	639,778	359,926	—	(6)	359,920
Spot Voyages	434,436	—	—	434,436	377,900	—	(540)	377,360
Revenue from contracts with customers	1,074,214	—	—	1,074,214	737,826	—	(546)	737,280

Time Charters	98,511	63,236	(834)	160,913	72,296	66,297	(21,204)	117,389
Lease income	98,511	63,236	(834)	160,913	72,296	66,297	(21,204)	117,389

Total revenue	1,172,725	63,236	(834)	1,235,127	810,122	66,297	(21,750)	854,669

Other operating income	—	—	—	23,316	—	—	—	15,141

(in thousands of USD)	2021
	Tankers	FSO	Less: Equity-accounted investees	Total

Pool Revenue	136,160	—	11	136,171
Spot Voyages	215,158	—	(2,890)	212,268
Revenue from contracts with customers	351,318	—	(2,879)	348,439

Time Charters	71,331	50,132	(50,132)	71,331
Lease income	71,331	50,132	(50,132)	71,331

Total revenue	422,649	50,132	(53,011)	419,770

Other operating income	—	—	—	10,255

Schedule of lease and non-lease components of revenue

(in thousands of USD)	2023	2022	2021
Lease component of revenue from time charter-out	122,818	91,299	56,273
Non-lease component of revenue from time charter-out	38,095	26,090	15,058
Total lease income	160,913	117,389	71,331